Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Net Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 35	$ 39	$ 104	$ 117	$ 157	$ 106	$ 132
Less amounts deferred principally as property or a regulatory asset	(25)	(28)	(75)	(84)	(113)	(69)	(95)
Net amounts recognized as expense	10	11	29	33	44	37	37
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	6	18	18	25	23	26
Interest cost	33	33	101	99	131	132	122
Expected return on assets	(30)	(29)	(92)	(87)	(115)	(136)	(123)
Amortization of net loss	10	16	30	48	63	39	69
Total benefit costs	19	26	57	78	104	58	95
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	6	6	7	6	6
Interest cost	12	11	36	33	43	44	36
Expected return on assets	(2)	(3)	(6)	(9)	(10)	(12)	(11)
Amortization of prior service cost (credit)	(5)	(5)	(15)	(15)	(20)	(20)	(20)
Amortization of net loss	9	8	26	24	33	30	26
Total benefit costs	$ 16	$ 13	$ 47	$ 39	$ 53	$ 48	$ 37